Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses			$ 1,622	$ 1,354
Agreements with customers			115	294
Others			7
Total	$ 88		$ 1,744	$ 1,648	[2]

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18